Consolidated balance sheet - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Capitalized development expenses	kr 4,593	kr 4,678
Goodwill	56,077	52,944
Customer relationships, IPRs and other intangible assets	7,954	22,667
Property, plant and equipment	10,545	12,195
Right-of-use assets	6,487	6,320
Financial assets
Equity in associated companies	1,179	1,150
Other investments in shares and participations	2,029	2,091
Customer finance, non-current	190	1,347
Interest-bearing securities, non-current	19,440	9,931
Other financial assets, non-current	5,161	6,350
Deferred tax assets	24,412	22,375
Non-current assets	138,067	142,048
Current assets
Inventories	27,125	36,073
Contract assets	6,924	7,999
Trade receivables	44,151	42,215
Customer finance, current	4,332	5,570
Current tax assets	6,083	6,395
Other current receivables	9,261	11,962
Interest-bearing securities, current	12,546	9,584
Cash and cash equivalents	43,885	35,190
Current assets	154,307	154,988
Total assets	292,374	297,036
Equity
Capital stock	16,743	16,722
Additional paid in capital	24,731	24,731
Translation reserves	12,788	6,067
Cash flow hedge reserves	(1,770)	745
Revaluation of borrowings	(503)	(53)
Retained earnings	42,295	50,461
Equity attributable to owners of the Parent Company	94,284	98,673
Non-controlling interests	(1,301)	(1,265)
Equity	92,983	97,408
Non-current liabilities
Post-employment benefits	24,448	26,229
Provisions, non-current	3,511	4,927
Deferred tax liabilities	1,295	3,880
Borrowings, non-current	31,904	29,218
Lease liabilities, non-current	5,363	5,220
Other non-current liabilities	996	755
Non-current liabilities	67,517	70,229
Current liabilities
Provisions, current	8,204	6,779
Borrowings, current	6,137	17,655
Lease liabilities, current	2,132	2,235
Contract liabilities	41,229	34,416
Trade payables	30,173	27,768
Current tax liabilities	3,322	3,561
Other current liabilities	40,677	36,985
Current liabilities	131,874	129,399
Total equity and liabilities	kr 292,374	kr 297,036